Schedule of Concentration Risk (Details) - Medicare Payments [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Product Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	25.00%	32.00%	37.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	20.00%	18.00%	16.00%